Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of September 30,
	2024	2023
VAT payable	$1,862,661	$1,388,754
Payroll payable	231,113	625,802
Other payable(1)	914,127	2,384,040
Total accrued expenses and other liabilities	$3,007,901	$4,398,596
(1)	The balance represented unpaid cancelled investment funds from several investors (FY24: $142,499; FY23: $1,812,370), payables to employees for their reimbursement claims and other miscellaneous payables to third parties.